UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Unsecured debentures and term loans, net
Amortized Cost	$ 1,186,994	$ 1,198,414
Principal issued and outstanding	1,189,816	1,202,414
2021 Debentures
Unsecured debentures and term loans, net
Amortized Cost	249,646	249,424
Principal issued and outstanding	250,000	250,000
2023 Debentures
Unsecured debentures and term loans, net
Amortized Cost	398,746	398,425
Principal issued and outstanding	400,000	400,000
2024 Term Loan
Unsecured debentures and term loans, net
Amortized Cost	239,153	251,853
Principal issued and outstanding	239,816	252,414
2026 Term Loan
Unsecured debentures and term loans, net
Amortized Cost	299,449	298,712
Principal issued and outstanding	$ 300,000	$ 300,000